Leases- Schedule of future minimum lease payments required under the operating leases (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
2021	$ 2,607	$ 4,638
2022	4,737	4,182
2023	4,126	3,795
2024	3,396	3,235
2025	720	578
2026 and thereafter	3,801	3,731
Total minimum future lease payments, operating leases	$ 19,387	$ 20,159